Average Annual Total Returns - Prospectus-Adviser Class - Payden Core Bond Fund	Feb. 28, 2021
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.52%
5 Years	4.43%
10 Years	3.84%
Adviser Class
Average Annual Return:
1 Year	6.69%
5 Years	4.48%
10 Years	3.99%
Adviser Class | After Taxes on Distributions
Average Annual Return:
1 Year	5.21%
5 Years	3.08%
10 Years	2.65%
Adviser Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.07%
5 Years	2.81%
10 Years	2.51%